Consolidated Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017	[1]
Continuing operations
Interest income		£ 8,085	£ 7,459	£ 6,917	[2]
Interest expense		(4,178)	(4,329)	(3,041)	[2]
Net interest income		3,907	3,130	3,876	[2]
Fee and commission income		7,664	7,392	7,424	[2]
Fee and commission expense		(1,992)	(1,785)	(1,726)	[2]
Net fee and commission income		5,672	5,607	5,698	[2]
Net trading income		4,073	4,364	3,396	[2]
Net investment income		420	394	699	[2]
Other income		79	105	61	[2]
Total income		14,151	13,600	13,730	[2]
Credit impairment charges	[3]	(1,202)	(643)	(1,553)	[2],[4]
Net operating income		12,949	12,957	12,177	[2]
Staff costs		(4,565)	(4,874)	(4,393)	[2],[5]
Infrastructure costs		(835)	(935)	(1,696)	[2]
Administration and general expenses		(4,318)	(4,224)	(4,141)	[2]
Provisions for litigation and conduct		(264)	(1,706)	(448)	[2]
Operating expenses		(9,982)	(11,739)	(10,678)	[2]
Share of post-tax results of associates and joint ventures		57	68	75	[2]
Profit on disposal of subsidiaries, associates and joint ventures		88	0	184	[2]
Profit before tax		3,112	1,286	1,758	[6]
Taxation		(332)	(229)	(1,352)	[2]
Profit after tax in respect of continuing operations		2,780	1,057	406	[2]
(Loss)/Profit after tax in respect of discontinued operations		0	(47)	(1,386)	[2]
Profit/(loss) after tax		2,780	1,010	(980)	[2]
Attributable to:
Equity holders of the parent		2,120	363	(1,763)	[2]
Other equity instrument holders		660	647	639	[2]
Total equity holders of the parent		2,780	1,010	(1,124)	[2]
Non-controlling interests in respect of continuing operations		0	0	4	[2]
Non-controlling interests in respect of discontinued operation		0	0	140	[2]
Profit/(loss) after tax		£ 2,780	£ 1,010	£ (980)	[2]

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]

Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (I mpairment charges : £ 217 m and recoveries : £ 16 m ) and for the twelve months ended 31 December 2017 (I mpairment charges : £ 929 m and recoveries : £ 1 4 6 m ) have been reported as discontinued operations

[4]	2017 numbers are pre sented on an IAS 39 basis
[5]

In 2017 , £472m of performance costs recharged by Barclays Execution Services Limited to B arclays B ank PLC has been included in Other administration and general expenses within Operating expenses. For further de tails on Operating expenses refer to Note 8 .

[6]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.